Transactions with related parties - Omnibus Agreement - Vessel acquisitions from our Sponsor (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 23, 2014	Sep. 25, 2014	Sep. 15, 2014	Jun. 19, 2014
Related Party Transaction [Line Items]
Preferential deemed dividend	$ 88,122	$ 0	$ 0
Arctic Aurora
Related Party Transaction [Line Items]
Percentage of ownership in entity				100.00%
LNG Carrier Year Built	2013
Borrowings associated with vessel acquisitions from our Sponsor
Related Party Transaction [Line Items]
Revolving credit facility borrowing capacity							340,000
Senior Unsecured Notes						250,000
Yenisei River
Related Party Transaction [Line Items]
Percentage of ownership in entity					100.00%
LNG Carrier Year Built	2013
Arctic Aurora and Yenisei River
Related Party Transaction [Line Items]
Total consideration paid to acquire entity	492,500
Preferential deemed dividend	$ 88,122